Revenue from contracts with customers - Additional information (Details) - COP ($) $ in Millions	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Revenue from contracts with customers
Recognition of price differential	$ 17,699,168	$ 26,584,199
Cash flow hedging
Revenue from contracts with customers
Result of hedges for future exports	480,232	576,875
Result from operations with derivative financial instruments	169,780	391,659
Natural gas | National sales
Revenue from contracts with customers
Extensive tests	27,952	34,197
Crude oil | Foreign sales
Revenue from contracts with customers
Extensive tests	$ 74,792	$ 104,493